Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Finished goods	$ 589	$ 432
Work in process and raw materials	2,007	2,018
Total inventories	$ 2,595	$ 2,450